Expense Example - Davis Series	Dec. 31, 2025 USD ($)
Davis Financial Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 566
Expense Example, with Redemption, 3 Years	760
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	1,575
Davis Financial Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	944
Expense Example, with Redemption, 10 Years	1,840
Davis Financial Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Davis Opportunity Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	566
Expense Example, with Redemption, 3 Years	760
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	1,575
Davis Opportunity Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	967
Expense Example, with Redemption, 10 Years	1,879
Davis Opportunity Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Davis Real Estate Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	572
Expense Example, with Redemption, 3 Years	782
Expense Example, with Redemption, 5 Years	1,010
Expense Example, with Redemption, 10 Years	1,662
Davis Real Estate Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	684
Expense Example, with Redemption, 5 Years	1,218
Expense Example, with Redemption, 10 Years	2,333
Davis Real Estate Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
Davis Balanced Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	570
Expense Example, with Redemption, 3 Years	772
Expense Example, with Redemption, 5 Years	991
Expense Example, with Redemption, 10 Years	1,619
Davis Balanced Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	593
Expense Example, with Redemption, 5 Years	1,034
Expense Example, with Redemption, 10 Years	2,006
Davis Balanced Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
Davis Government Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	572
Expense Example, with Redemption, 3 Years	882
Expense Example, with Redemption, 5 Years	1,214
Expense Example, with Redemption, 10 Years	2,149
Davis Government Bond Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	853
Expense Example, with Redemption, 5 Years	1,552
Expense Example, with Redemption, 10 Years	3,014
Davis Government Bond Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	388
Expense Example, with Redemption, 5 Years	721
Expense Example, with Redemption, 10 Years	1,665
Davis Government Money Market Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 750